Commitments and Contingencies (Details) (Royalty Agreements [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Minimum [Member]
Long-term Purchase Commitment [Line Items]
Annual volume of natural gas processed through covered LNG facilities	$ 2.0
Maximum [Member]
Long-term Purchase Commitment [Line Items]
Annual volume of natural gas processed through covered LNG facilities	$ 11.0